POST RETIREMENT BENEFIT PLAN (Details 2) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans
Current liability
Noncurrent liability	$ (2,241)	$ (2,560)
Total	$ (2,241)	$ (2,560)